Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Tables
Summary of Inventory	Inventory is comprised of:
	2015	2014

Finished goods	$113,753	$79,527
Promotional items	12,258	6,023
Raw materials	2,995	3,216

	$129,006	$88,766